Consolidated statements of income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Health care services	€ 15,085,387	€ 15,393,936	€ 15,418,069
Health care products	4,250,522	4,059,681	3,979,948
Revenue	19,335,909	19,453,617	19,398,017
Costs of revenue:
Health care services	12,159,318	12,178,846	12,243,835
Health care products	2,419,939	2,349,766	2,260,493
Costs of revenue	14,579,257	14,528,612	14,504,328
Operating (income) expenses:
Selling, general and administrative	3,142,819	3,196,336	3,170,370
Research and development	183,493	231,970	228,624
Income from equity method investees	(134,875)	(121,785)	(66,559)
Other operating income	(760,118)	(515,247)	(549,853)
Other operating expense	932,938	764,293	747,554
Remeasurement Gain from Interwell Health			(148,202)
Operating income	1,392,395	1,369,438	1,511,755
Other (income) expense:
Interest income	(71,575)	(88,217)	(67,663)
Interest expense	407,044	424,640	360,139
Income before income taxes	1,056,926	1,033,015	1,219,279
Income tax expense	316,056	300,557	324,954
Net income	740,870	732,458	894,325
Net income attributable to noncontrolling interests	202,957	233,461	220,920
Net income attributable to shareholders of FME AG	€ 537,913	€ 498,997	€ 673,405
Basic earnings per share	€ 1.83	€ 1.7	€ 2.3
Diluted earnings per share	€ 1.83	€ 1.7	€ 2.3